INCOME TAXES - Components of Income Tax Expense (Details) - CNY (¥)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Mar. 31, 2017
INCOME TAXES
Current income tax benefit			¥ (591,290)
Deferred income tax expense (benefit)	¥ (2,109,096)		2,109,096
Total income tax expense (benefit)	¥ (2,109,096)	¥ (591,290)	¥ 1,517,806